Stock Options and Warrants (Detail Textuals 1) (USD $)	12 Months Ended		0 Months Ended			1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Apr. 13, 2012 Installment	Jan. 02, 2012 Installment	Jan. 15, 2013	Jan. 31, 2012	Sep. 30, 2014 Independent_Directors	Sep. 30, 2013	Dec. 31, 2012	Apr. 09, 2012	Dec. 18, 2013	Dec. 26, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Stock Options Exercised	$ 2,720	$ 187,500
Individuals
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted			21,000	1,994,000
Number of individuals			2	13
Share price			$ 1.70	$ 1.70
Expected term			9 months	1 year
Additional expected term			6 months	6 months
Expected volatility rate			161.00%	161.00%
Risk free interest rate			0.10%	0.10%
Additional risk free interest rate			0.04%	0.04%
Pricing model			Black-Scholes option pricing model	Black-Scholes option pricing model
Independent Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled						50,000
Number of options vested										50,000
Stock option granted					2,000		150,000
Stock Issued During Period, Value, Stock Options Exercised					2,760
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Jan. 14, 2018
Number of individuals							3
Exercise price					$ 1.38
Officers and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted			11,000
Extension Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value	671,440						671,440
Requisite service period	378 days						378 days
Share price	$ 0.89						0.89
Expected term	378 days						378 days
Expected volatility rate	144.00%						144.00%
Risk free interest rate	0.13%						0.13%
Pricing model	Black-Scholes option pricing model						Black-Scholes option pricing model
Extension One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value	1,373,326						1,373,326
Requisite service period	370 days						370 days
Share price	$ 1.77						1.77
Expected term	370 days						370 days
Expected volatility rate	125.00%						125.00%
Risk free interest rate	0.16%						0.16%
Pricing model	Black-Scholes option pricing model						Black-Scholes option pricing model
Officers, Directors and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted							1,965,000
Options outstanding							2,325,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date							Dec. 31, 2014
Exercise price							1.70
Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of individuals							3
Deputy Managing Director of Omagine LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted	750,000						750,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Mar. 31, 2017						Mar. 31, 2017
Exercise price	$ 1.25						1.25
Deputy Managing Director of Omagine LLC (Consultant to Omagine), shares hold	160,000						160,000
January 2012 Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled	(12,000)							(6,000)	(62,000)
Stock option granted	2,000						40,000	2,000	2,017,000
Options outstanding	2,285,000	344,000					2,325,000	2,285,000	2,299,000
Exercise price	$ 1.38						1.80	$ 1.38	$ 1.70
Estimated fair value	1,685,629
Requisite service period	1 year
Pricing model	Black-Scholes option pricing model
Stock option vested issuance description	50% on the date of issuance and 50% on July 1, 2012
January 2012 Options | Individuals
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted			21,000
Number of individuals			2
January 2012 Options | Independent Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted				150,000
January 2012 Options | Extension Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding											1,965,000
January 2012 Options | Extension One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding												1,965,000
Estimated fair value							1,685,629